Intangible assets - Summary of Changes in Intangible Assets and Goodwill (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		₨ 35,970	₨ 37,064
Charge for the year		1,166	1,145	₨ 1,118
Intangible assets and goodwill		36,410	35,970	37,064
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		38,393	38,327
Additions during the year		350	79
Capitalised during the year		(67)	(13)
Acquisition of subsidiaries		1,338
Intangible assets and goodwill		40,014	38,393	38,327
Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		2,423	1,263
Charge for the year		1,166	1,145
Amortisation capitalised during the year		15	15
Intangible assets and goodwill		3,604	2,423	1,263
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		85	96
Intangible assets and goodwill		140	85	96
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		179	160
Additions during the year		86	19
Acquisition of subsidiaries		7
Intangible assets and goodwill		272	179	160
Computer software | Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		94	64
Charge for the year		23	30
Amortisation capitalised during the year		15
Intangible assets and goodwill		132	94	64
Customer contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		24,418	25,547
Intangible assets and goodwill		24,580	24,418	25,547
Customer contracts | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		26,744	26,744
Acquisition of subsidiaries		1,304
Intangible assets and goodwill		28,048	26,744	26,744
Customer contracts | Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		2,326	1,197
Charge for the year		1,142	1,114
Amortisation capitalised during the year			15
Intangible assets and goodwill		3,468	2,326	1,197
Development rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		33	34
Intangible assets and goodwill		32	33	34
Development rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		36	36
Intangible assets and goodwill		36	36	36
Development rights | Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		3	2
Charge for the year		1	1
Intangible assets and goodwill		4	3	2
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		7
Other intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of subsidiaries		7
Intangible assets and goodwill		7
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		11,381	11,381
Intangible assets and goodwill		11,596	11,381	11,381
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		11,381	11,381
Additions during the year		215
Intangible assets and goodwill		11,596	11,381	11,381
Intangible asset under development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		53	6
Intangible assets and goodwill		55	53	6
Intangible asset under development | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		53	6
Additions during the year	[1]	49	60
Capitalised during the year		(67)	(13)
Acquisition of subsidiaries		20
Intangible assets and goodwill		₨ 55	₨ 53	₨ 6

[1]	Intangible assets under development amounting to INR 20 as on 31 March 2021 (31 March 2020: INR Nil) out of the total intangible assets under development pertain to fair value of customer contracts for projects under development acquired as part of business combination. Goodwill and intangible assets under development pertain to various group of CGUs and individual CGUs and a combined test of impairment have been performed.